INVESTMENTS - Change of investments (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 29,421,729		R$ 27,070,828	R$ 21,267,136
Transfer of shares		(599,002)
Capital contribution/Disposal		(598,037)		505,393	3,245,945
Other Comprehensive Income		(332,127)		(166,639)	(112,781)
Capitalization of AFAC		720,133		1,024,336	839,569
Adjustment of previous years		(140,879)		7,527
Gain/Losses of Capital		(18,043)		380,322	(540,098)
Dividends and Interest on Equity		(1,334,178)		(950,267)	(556,397)
Equity profit (loss)		1,181,977		1,550,229	3,015,285
SPEs Transfer		1,896,902
Held for sale		(1,888,034)
Divestiture					(87,831)
Balance at the end of the period		28,310,442		29,421,729	27,070,828
CEEE-GT
CHANGES IN INVESTMENTS
Balance at the beginning of the period				676,332	448,274
Other Comprehensive Income					(73,004)
Equity profit (loss)					301,062
Balance at the end of the period					676,332
EMAE
CHANGES IN INVESTMENTS
Balance at the beginning of the period		331,556		292,355	307,195
Capital contribution/Disposal | $			$ 157
Other Comprehensive Income		(9,293)		4,320	(31,068)
Dividends and Interest on Equity		(11,953)	(13,388)		3,211
Equity profit (loss)		41,054		48,112	13,017
Balance at the end of the period		351,364		331,556	292,355
CTEEP
CHANGES IN INVESTMENTS
Balance at the beginning of the period		3,485,985		2,592,701	942,732
Capital contribution/Disposal					1,116
Other Comprehensive Income		26,370
Capitalization of AFAC					56,854
Adjustment of previous years | $	$ 395,857
Gain/Losses of Capital					(22,888)
Dividends and Interest on Equity		(745,791)			(89,171)
Equity profit (loss)		862,250			1,704,057
Balance at the end of the period		4,024,671		3,485,985	2,592,701
CEMAR
CHANGES IN INVESTMENTS
Balance at the beginning of the period		821,010		729,888	653,419
Dividends and Interest on Equity		(55,584)	(73,144)		(57,661)
Equity profit (loss)		223,999		164,267	134,130
Balance at the end of the period		989,425		821,010	729,888
Lajeado Energia
CHANGES IN INVESTMENTS
Balance at the beginning of the period		64,103		218,262	219,173
Capital contribution/Disposal					(1)
Dividends and Interest on Equity		(23,886)			(59,291)
Equity profit (loss)		39,705			58,381
Balance at the end of the period		79,923		64,103	218,262
CEB Lajeado
CHANGES IN INVESTMENTS
Balance at the beginning of the period		49,153		72,989	80,353
Other Comprehensive Income				3	(2)
Capitalization of AFAC				(13,372)
Adjustment of previous years				(6,025)
Dividends and Interest on Equity		(15,237)	(22,745)		(21,501)
Equity profit (loss)		18,889		18,302	14,139
Balance at the end of the period		52,804		49,153	72,989
Paulista Lajeado
CHANGES IN INVESTMENTS
Balance at the beginning of the period		30,436		26,143	23,507
Dividends and Interest on Equity		(9,873)	(6,168)		(1,739)
Equity profit (loss)		9,679		10,460	4,375
Balance at the end of the period		30,241		30,436	26,143
Energisa MT
CHANGES IN INVESTMENTS
Balance at the beginning of the period				394,774	385,318
Other Comprehensive Income					(1,146)
Gain/Losses of Capital					(17,536)
Dividends and Interest on Equity					(4,555)
Equity profit (loss)					32,694
Balance at the end of the period					394,774
EAPSA - Energetica Aguas da Pedra S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		224,668		216,294	208,795
Dividends and Interest on Equity		(50,077)			(47,313)
Equity profit (loss)		43,710			54,812
Balance at the end of the period		218,301		224,668	216,294
Mangue Seco 2
CHANGES IN INVESTMENTS
Balance at the beginning of the period		18,594		17,934	16,889
Dividends and Interest on Equity		(1,154)	(959)		(191)
Equity profit (loss)		15		1,619	1,236
Held for sale		(17,455)
Balance at the end of the period				18,594	17,934
CHC
CHANGES IN INVESTMENTS
Balance at the beginning of the period					98,513
Other Comprehensive Income					(8,713)
Equity profit (loss)					(1,969)
Divestiture					(87,831)
Norte Energia (Belo Monte)
CHANGES IN INVESTMENTS
Balance at the beginning of the period		5,868,703		5,358,861	3,469,789
Capital contribution/Disposal		328,112	405,068		1,399,201
Capitalization of AFAC		140,700		173,700	600,000
Equity profit (loss)		526,008		(68,926)	(110,129)
Balance at the end of the period		6,863,523		5,868,703	5,358,861
Norte Energia (Belo Monte) | CTEEP
CHANGES IN INVESTMENTS
Balance at the beginning of the period		3,485,985		2,592,701
Dividends and Interest on Equity | $			(180,287)
Equity profit (loss)				1,073,571
Balance at the end of the period				3,485,985	2,592,701
Inambari
CHANGES IN INVESTMENTS
Balance at the beginning of the period				101	115
Equity profit (loss)					(14)
Balance at the end of the period					101
Inambari | Lajeado Energia
CHANGES IN INVESTMENTS
Balance at the beginning of the period		64,103		218,262
Other Comprehensive Income				5
Adjustment of previous years				(24,431)
Dividends and Interest on Equity | $			(179,631)
Equity profit (loss)				49,899
Balance at the end of the period				64,103	218,262
Rouar
CHANGES IN INVESTMENTS
Balance at the beginning of the period		105,413		97,157	111,775
Other Comprehensive Income		18,062			(18,751)
Equity profit (loss)		973			4,133
Balance at the end of the period		124,448		105,413	97,157
Rouar | CTEEP
CHANGES IN INVESTMENTS
Balance at the beginning of the period		105,413		97,157
Other Comprehensive Income				1,679
Equity profit (loss)				6,577
Balance at the end of the period				105,413	97,157
Intesa - Integrao Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		210,592
Transfer of shares		(235,171)
Capital contribution/Disposal		(217,651)
Other Comprehensive Income		5,841
Dividends and Interest on Equity		(5,334)
Equity profit (loss)		24,074
SPEs Transfer		217,650
Balance at the end of the period				210,592
Empresa de Transmisso do Alto Uruguai S.A.
CHANGES IN INVESTMENTS
Other Comprehensive Income		5,103
Dividends and Interest on Equity		(7,146)
Equity profit (loss)		1,838
SPEs Transfer		23,115
Held for sale		(22,911)
AETE
CHANGES IN INVESTMENTS
Other Comprehensive Income		4,584
Dividends and Interest on Equity		(2,058)
Equity profit (loss)		2,014
SPEs Transfer		35,485
Held for sale		(40,025)
Luziania
CHANGES IN INVESTMENTS
Other Comprehensive Income		411
Equity profit (loss)		1,026
SPEs Transfer		29,745
Held for sale		(31,182)
Transirap
CHANGES IN INVESTMENTS
Other Comprehensive Income		801
Equity profit (loss)		973
SPEs Transfer		23,856
Held for sale		(25,630)
Sete Gameleiras
CHANGES IN INVESTMENTS
Other Comprehensive Income		2,506
Dividends and Interest on Equity		(4,176)
Equity profit (loss)		830
SPEs Transfer		23,406
Held for sale		(22,565)
Pedra Branca
CHANGES IN INVESTMENTS
Other Comprehensive Income		2,226
Dividends and Interest on Equity		(4,454)
Equity profit (loss)		1,389
SPEs Transfer		18,710
Held for sale		(17,871)
So Pedro do Lago
CHANGES IN INVESTMENTS
Other Comprehensive Income		1,044
Dividends and Interest on Equity		(1,044)
Equity profit (loss)		2,343
SPEs Transfer		19,175
Held for sale		(21,518)
CentroOeste
CHANGES IN INVESTMENTS
Other Comprehensive Income		504
Equity profit (loss)		722
SPEs Transfer		17,512
Held for sale		(18,738)
Transleste
CHANGES IN INVESTMENTS
Other Comprehensive Income		931
Equity profit (loss)		1,102
SPEs Transfer		16,399
Held for sale		(18,432)
Transudeste
CHANGES IN INVESTMENTS
Other Comprehensive Income		1,675
Dividends and Interest on Equity		(1,000)
Equity profit (loss)		773
SPEs Transfer		11,682
Held for sale		(13,130)
Brasnorte Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		123,527		127,338	120,873
Capital contribution/Disposal		(103,737)
Other Comprehensive Income		22,969
Gain/Losses of Capital		(24,965)
Dividends and Interest on Equity		(2,741)	(7,805)		(4,225)
Equity profit (loss)		8,200		3,994	10,690
SPEs Transfer		103,737
Held for sale		(126,990)
Balance at the end of the period				123,527	127,338
Rei dos Ventos 3 Geradora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		23,255
Capital contribution/Disposal		(23,368)
Other Comprehensive Income		674
Dividends and Interest on Equity		(1,464)
Equity profit (loss)		767
SPEs Transfer		45,212
Held for sale		(45,076)
Balance at the end of the period				23,255
Brasventos Eolo Geradora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		25,883
Capital contribution/Disposal		(24,422)
Other Comprehensive Income		(1,058)
Dividends and Interest on Equity		(293)
Equity profit (loss)		(616)
SPEs Transfer		48,903
Held for sale		(48,397)
Balance at the end of the period				25,883
Brasventos Miassaba 3 Geradora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		37,728
Capital contribution/Disposal		(37,087)
Other Comprehensive Income		(418)
Dividends and Interest on Equity		(1,295)
Equity profit (loss)		2,252
SPEs Transfer		73,491
Held for sale		(74,671)
Balance at the end of the period				37,728
Madeira Energia S.A. (MESA)
CHANGES IN INVESTMENTS
Balance at the beginning of the period		2,077,575		2,503,260	2,896,068
Capital contribution/Disposal		678,069			152,100
Gain/Losses of Capital					(304,200)
Equity profit (loss)		(750,729)			(240,708)
Balance at the end of the period		2,004,915		2,077,575	2,503,260
Madeira Energia S.A. (MESA) | CEB Lajeado
CHANGES IN INVESTMENTS
Balance at the beginning of the period		2,077,575		2,503,260
Equity profit (loss)				(425,685)
Balance at the end of the period				2,077,575	2,503,260
ESBR Participacoes S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		3,297,141		3,331,923	2,807,626
Capitalization of AFAC		535,200
Equity profit (loss)		(469,122)			524,297
Balance at the end of the period		3,363,219		3,297,141	3,331,923
ESBR Participacoes S.A. | Paulista Lajeado
CHANGES IN INVESTMENTS
Balance at the beginning of the period		3,297,141		3,331,923
Equity profit (loss)				(34,782)
Balance at the end of the period				3,297,141	3,331,923
Interligacao Eletrica do Madeira S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		1,314,514		1,090,107	912,098
Adjustment of previous years | $	(85,510)
Dividends and Interest on Equity			30,629		(31,069)
Equity profit (loss)		148,980		193,778	209,078
Balance at the end of the period		1,377,984		1,314,514	1,090,107
Norte Brasil Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		1,046,172		975,886	887,528
Adjustment of previous years | $	(14,808)
Dividends and Interest on Equity		(12,967)
Equity profit (loss)		64,446			88,358
Balance at the end of the period		1,082,843		1,046,172	975,886
Norte Brasil Transmissora de Energia S.A. | Energisa MT
CHANGES IN INVESTMENTS
Balance at the beginning of the period		1,046,172		975,886
Equity profit (loss)				70,286
Balance at the end of the period				1,046,172	975,886
Manaus Transmissora
CHANGES IN INVESTMENTS
Balance at the beginning of the period		691,021		650,961	621,873
Capital contribution/Disposal		(715,448)
Dividends and Interest on Equity			1,389		(3,885)
Equity profit (loss)		24,427		38,671	32,973
SPEs Transfer		715,448
Held for sale		(715,448)
Balance at the end of the period				691,021	650,961
Enerpeixe S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		292,002		375,174	561,282
Capital contribution/Disposal | $			(100,000)
Gain/Losses of Capital					(140,000)
Dividends and Interest on Equity		(71,273)	(40,680)		(96,630)
Equity profit (loss)		39,870		57,508	50,522
Balance at the end of the period		260,599		292,002	375,174
Teles Pires Participaes
CHANGES IN INVESTMENTS
Balance at the beginning of the period		764,559		799,926	662,564
Capital contribution/Disposal		77,823	78,396		196,982
Equity profit (loss)		(114,542)		(113,763)	(59,620)
Balance at the end of the period		727,840		764,559	799,926
Chapecoense
CHANGES IN INVESTMENTS
Balance at the beginning of the period		389,981		493,555	415,501
Dividends and Interest on Equity		(105,540)	(211,674)		(24,625)
Equity profit (loss)		111,400		108,100	102,679
Balance at the end of the period		395,841		389,981	493,555
Chapecoense | EAPSA - Energetica Aguas da Pedra S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		224,668		216,294
Dividends and Interest on Equity | $			(35,215)
Equity profit (loss)				43,589
Balance at the end of the period				224,668	216,294
Belo Monte Transmissora de Energia
CHANGES IN INVESTMENTS
Balance at the beginning of the period		1,478,019		1,069,359	391,058
Capital contribution/Disposal		24,500	382,689		667,869
Adjustment of previous years | $	(211,938)
Dividends and Interest on Equity		(8,548)	(3,955)
Equity profit (loss)		321,178		29,926	10,432
Balance at the end of the period		1,603,211		1,478,019	1,069,359
Interligacao Eletrica Garanhuns S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		356,302		360,072	318,972
Capital contribution/Disposal					735
Adjustment of previous years | $	(34,911)
Dividends and Interest on Equity		(15,844)	9,891		(4,111)
Equity profit (loss)		37,229		(13,661)	44,476
Balance at the end of the period		342,776		356,302	360,072
Mata de Santa Genebra
CHANGES IN INVESTMENTS
Balance at the beginning of the period		459,169		230,685	30,336
Capital contribution/Disposal		47,904	180,079		207,084
Capitalization of AFAC				30,000
Adjustment of previous years | $	(23,835)
Dividends and Interest on Equity		3,250	(3,251)
Equity profit (loss)		(4,159)		21,656	(6,735)
Balance at the end of the period		482,329		459,169	230,685
Goias Transmissao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		181,481		170,313	190,245
Adjustment of previous years | $	(8,589)
Dividends and Interest on Equity | $			(6,054)
Equity profit (loss)		15,682		17,222	(19,932)
Balance at the end of the period		188,574		181,481	170,313
Empresa de Energia Sao Manoel
CHANGES IN INVESTMENTS
Balance at the beginning of the period		649,731		418,460	103,314
Capital contribution/Disposal		26,000	233,330		418,987
Equity profit (loss)		(30,996)		(2,059)	(103,841)
Balance at the end of the period		644,735		649,731	418,460
Companhia Energtica Sinop S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		539,498		430,751	179,052
Capital contribution/Disposal		70,560	322,028		127,489
Capitalization of AFAC					127,488
Equity profit (loss)		(130,778)		(213,281)	(3,278)
Balance at the end of the period		479,280		539,498	430,751
STN - Sistema de Transmissao Nordeste S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		216,741		202,898	176,941
Adjustment of previous years | $	(50,646)
Dividends and Interest on Equity		(43,410)			(50,837)
Equity profit (loss)		43,064			76,794
Balance at the end of the period		165,749		216,741	202,898
STN - Sistema de Transmissao Nordeste S.A. | EAPSA - Energetica Aguas da Pedra S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		216,741		202,898
Dividends and Interest on Equity | $			(21,430)
Equity profit (loss)				35,273
Balance at the end of the period				216,741	202,898
Integracao Transmissora de Energia S.A. (Intesa)
CHANGES IN INVESTMENTS
Balance at the beginning of the period		210,592		201,033	175,572
Dividends and Interest on Equity			(19,214)		(6,263)
Equity profit (loss)				28,773	31,724
Balance at the end of the period				210,592	201,033
Transnorte Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		148,453		148,748	148,373
Adjustment of previous years | $	(10,575)
Equity profit (loss)		1,936		(295)	375
Balance at the end of the period		139,814		148,453	148,748
Chapada Piaui II Holding S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		137,715		117,701	142,187
Capital contribution/Disposal		(126,759)	26,919
Equity profit (loss)		(35,332)		(6,905)	(24,486)
SPEs Transfer		164,723
Held for sale		(140,347)
Balance at the end of the period				137,715	117,701
MGE Transmissao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		115,039		111,344	136,755
Adjustment of previous years | $	3,827
Dividends and Interest on Equity | $			(3,971)
Equity profit (loss)		8,717		7,666	(25,411)
Balance at the end of the period		127,583		115,039	111,344
Transmissora Sul Brasileira de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		257,441		277,474	270,252
Capital contribution/Disposal		(7,012)
Other Comprehensive Income		(313,775)
Adjustment of previous years | $	(5,454)
Gain/Losses of Capital		64,011
Equity profit (loss)		4,789		(20,033)	7,222
Balance at the end of the period				257,441	277,474
Transenergia Renovavel S.A. (Transenergia)
CHANGES IN INVESTMENTS
Balance at the beginning of the period		154,498		153,390	128,418
Adjustment of previous years | $	(19,732)
Dividends and Interest on Equity		(2,450)	1,541		(4,703)
Equity profit (loss)		10,869		(433)	29,675
Balance at the end of the period		143,185		154,498	153,390
Retiro Baixo Energetica S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		124,386		127,229	121,774
Dividends and Interest on Equity		(3,081)	(13,515)		(2,107)
Equity profit (loss)		12,972		10,672	7,562
Balance at the end of the period		134,277		124,386	127,229
Chapada Piaui I Holding S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		126,385		104,060	109,497
Capital contribution/Disposal		(110,765)
Capitalization of AFAC				34,534	14,040
Equity profit (loss)		(15,620)		(12,209)	(19,477)
SPEs Transfer		80,874
Held for sale		(80,874)
Balance at the end of the period				126,385	104,060
Paranaiba
CHANGES IN INVESTMENTS
Balance at the beginning of the period		160,191		147,656	100,726
Capital contribution/Disposal					24,441
Capitalization of AFAC					12,250
Equity profit (loss)					10,239
Balance at the end of the period		184,358		160,191	147,656
Paranaiba Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		160,191		147,656
Capitalization of AFAC		2,082
Adjustment of previous years | $	12,554
Dividends and Interest on Equity		(2,999)	(7,093)
Equity profit (loss)		12,530		19,628
Balance at the end of the period		184,358		160,191	147,656
Vale do Sao Bartolomeu
CHANGES IN INVESTMENTS
Balance at the beginning of the period		123,131		72,755
Capital contribution/Disposal		4,290	38,999
Adjustment of previous years | $	(65,735)
Equity profit (loss)		(10,513)		11,377
Balance at the end of the period		51,173		123,131	72,755
Transmissora Matogrossense de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		123,182		106,480	97,154
Capital contribution/Disposal		(131,368)	5,880
Dividends and Interest on Equity		(2,940)	(1,961)
Equity profit (loss)		11,126		12,783	9,326
SPEs Transfer		131,368
Held for sale		(131,368)
Balance at the end of the period				123,182	106,480
Triangulo Mineiro Transmissora
CHANGES IN INVESTMENTS
Balance at the beginning of the period		163,637		128,765	82,555
Capital contribution/Disposal			10,689		29,253
Adjustment of previous years | $	(57,219)
Equity profit (loss)		(14,720)		24,183	16,957
Balance at the end of the period		91,698		163,637	128,765
TSLE - Transmissora Sul Litoranea de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		198,174		140,280	134,739
Capital contribution/Disposal		25,948
Capitalization of AFAC				50,929
Dividends and Interest on Equity		(8,693)	(1,385)
Equity profit (loss)		18,165		8,350	5,541
Balance at the end of the period		233,594		198,174	140,280
Serra do Facao Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		26,212		23,670
Equity profit (loss)		(13,222)		2,542
Balance at the end of the period		12,990		26,212	23,670
Transenergia Sao Paulo
CHANGES IN INVESTMENTS
Balance at the beginning of the period		93,433		92,138
Adjustment of previous years | $	(28,956)
Dividends and Interest on Equity		(22,082)	(5)
Equity profit (loss)		6,188		1,300
Balance at the end of the period		48,583		93,433	92,138
Vamcruz Participacoes S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		131,635		92,452
Capitalization of AFAC		3,871		33,299
Dividends and Interest on Equity | $			(2,130)
Equity profit (loss)		(4,413)		8,014
Held for sale		(131,093)
Balance at the end of the period				131,635	92,452
Eolica Serra das Vacas Holding S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		96,172		94,614	97,374
Capital contribution/Disposal		(96,412)
Capitalization of AFAC				6,581	4,551
Equity profit (loss)		(3,513)		(5,023)	(7,311)
SPEs Transfer		96,412
Held for sale		(92,659)
Balance at the end of the period				96,172	94,614
Others
CHANGES IN INVESTMENTS
Balance at the beginning of the period		803,919
Balance at the end of the period		469,693		803,919
Others | Others
CHANGES IN INVESTMENTS
Balance at the beginning of the period		2,067,533
Transfer of shares		(363,831)
Capital contribution/Disposal		(287,214)
Other Comprehensive Income		(101,283)
Capitalization of AFAC		38,280
Adjustment of previous years | $	$ 64,791
Gain/Losses of Capital		(57,089)
Dividends and Interest on Equity		(93,042)
Equity profit (loss)		72,101
Held for sale		(51,654)
Balance at the end of the period		1,288,592		2,067,533
Others | Others
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 2,154,399		2,077,787
Capital contribution/Disposal | $			(1,078,841)
Other Comprehensive Income				(172,645)
Capitalization of AFAC				708,665
Adjustment of previous years				37,983
Gain/Losses of Capital				380,322
Dividends and Interest on Equity | $			$ (138,058)
Equity profit (loss)				339,187
Balance at the end of the period				2,154,399	2,077,787
Others | Other
CHANGES IN INVESTMENTS
Balance at the beginning of the period				R$ 1,287,595	1,280,582
Capital contribution/Disposal					20,689
Other Comprehensive Income					19,903
Capitalization of AFAC					24,386
Gain/Losses of Capital					(55,474)
Dividends and Interest on Equity					(49,731)
Equity profit (loss)					47,240
Balance at the end of the period					R$ 1,287,595